Financial and capital risks management (Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Other equity instrument investments [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial and capital risks management [line items]
Beginning of the year	¥ 2,074,861	¥ 2,072,365
Addition	7,450	450
Disposal	(1,250,000)	0
Fair value changes	(61,483)	2,046
End of the year	770,828	2,074,861
Changes in fair value recognised in other comprehensive income for the year	¥ 46,113	¥ 2,046